CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
REVENUES	$ 43,230	$ 200,974	$ 166,701
COST OF GOODS SOLD	41,213	185,045	154,221
GROSS PROFIT	2,017	15,929	12,480
OPERATING EXPENSES:
Selling expenses	297	1,073	670
General and administrative expenses	3,069	3,802	5,322
Total operating expenses	3,366	4,875	5,992
(LOSS) INCOME FROM OPERATIONS	(1,349)	11,054	6,488
OTHER INCOME (EXPENSES):
Interest income	338	12	8
Interest expense	(304)	(260)	(61)
Other income (expense), net	319	192	(130)
Change in fair value of warrant derivative liability	19	(3)	75
Total other income (expenses), net	372	(59)	(108)
(LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES	(977)	10,995	6,380
PROVISION FOR INCOME TAXES	1,311	2,551	2,167
NET (LOSS) INCOME	(2,288)	8,444	4,213
OTHER COMPREHENSIVE INCOME:
Foreign currency translation adjustment	(36)	805	(59)
Realization of foreign currency translation gain relating to disposal of a subsidiary	(805)
COMPREHENSIVE (LOSS) INCOME	$ (3,129)	$ 9,249	$ 4,154
(LOSS) INCOME PER SHARE:
Basic	$ (0.13)	$ 0.49	$ 0.25
Diluted	$ (0.13)	$ 0.49	$ 0.25
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	17,406,069	17,193,189	17,059,575
Diluted	17,406,069	17,193,189	17,059,575